Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments
Schedule of changes in the Group's long-term investments

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total
	(In thousands)
Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made/transferred from prepayments	31,776	22,307	—	54,083
Gain from equity method investment	—	1,030	—	1,030
Dividend received from equity method investment	—	(267)	—	(267)
Impairment on investments	(4,747)	—	—	(4,747)
Unrealized loss	—	—	(995)	(995)
Currency translation adjustment	2,997	303	—	3,300
Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transferred from prepayments	134,797	97,337	—	232,134
Gain from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)
Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459

Schedule of the total carrying value of the equity securities accounted for measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2018 and 2019, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Cumulative Results
Initial cost basis	$555,153
Upward adjustments	42,877
Downward adjustments (impairment only)	(23,557)
Foreign currency translation	(3,854)
Total carrying value at December 31, 2018	$570,619

Initial cost basis	$738,035
Upward adjustments	81,458
Downward adjustments (impairment only)	(254,416)
Foreign currency translation	(6,475)
Total carrying value at December 31, 2019	$558,602

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In thousands)
One marketable security	$5,274	$—	$(3,798)	$1,476
December 31, 2018	$5,274	$—	$(3,798)	$1,476
Showworld	$81,385	$176,169	$—	$257,554
Other marketable securities	20,292	513	(8,881)	11,924
December 31, 2019	$101,677	$176,682	$(8,881)	$269,478